Acquisitions of Subsidiaries - Schedule of Net Cash Inflow on Acquisition (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Acquisition of The Art Newspaper SA [Member]
Schedule of Net Cash Inflow on Acquisition [Line Items]
Cash and cash equivalents balances acquired		$ 27
Acquisition of Singapore hotel companies [Member]
Schedule of Net Cash Inflow on Acquisition [Line Items]
Cash and cash equivalents balances acquired	$ 4,273